Share Based Payments - Options (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share Based Payments - Options (Textual)
Options outstanding				8,333
Compensation cost			$ 815,014	$ 384,126
Compensation expense			$ 87,375	$ 175,175
Stock Option [Member]
Share Based Payments - Options (Textual)
Compensation expense	$ 468,247	$ 114,069
Increased shares of common stock authorized	1,833,333
2013 Equity Compensation Plan [Member]
Share Based Payments - Options (Textual)
Shares reserved for issuance			500,000
Share-based compensation plan, description			The Plan was amended in 2016 to increase the authorized shares to 1,333,333 shares and again in 2018 to increase the authorized shares to 1,833,333.
Options outstanding				1,368,750
Shares redeemed				228,338
Restricted shares					245,035	245,035
Additional shares issued				16,667
Options expired			Dec. 31, 2017
Non-vested shares				633,333
Weighted average contractual life				1 year 1 month 6 days
Options exercisable				406,667